Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable
Accounts receivable consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Government receivables	$11,341	$10,392
Pharmacy rebates	32,919	25,888
Other receivables	3,485	3,860

Total accounts receivable	47,745	40,140
Allowance for credit losses	(74)	—

Accounts receivable, net	$47,671	$40,140

Accounts receivable consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Government receivables	$10,392	$10,324
Pharmacy rebates	25,888	21,433
Other receivables	3,860	5,019

Total accounts receivable	40,140	36,776
Allowance for credit losses	—	(1,144)

Accounts receivable—net	$40,140	$35,632